OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
OTHER PAYABLES AND ACCRUED EXPENSES [Text Block]

19. OTHER PAYABLES AND ACCRUED EXPENSES

As of December 31, 2016 and 2015, other payables and accrued expenses consist of:

	December 31,	December 31
	2016	2015
Advances from unrelated third-parties (i)	$1,185,837	$1,889,818
Tax payable (ii)	924,861	1,202,185
Unrecognized tax benefits (iii)	433,000	433,000
Repurchase common stock payable	-	392,771
Amount due to employees (iv)	206,491	249,895
Other current liabilities	294,590	402,629
	$3,044,779	$4,570,298

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The tax payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.